THE ADVISORS’ INNER CIRCLE FUND II	Vontobel U.S. EQUITY FUND DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 101.1%

	Shares	Value
CANADA — 4.3%
Industrials — 4.3%
RB Global	18,243	$1,645,701

IRELAND — 2.1%
Information Technology — 2.1%
Accenture, Cl A	2,354	828,114

UNITED STATES — 94.7%
Communication Services — 6.6%
Alphabet, Cl A	7,333	1,388,137
Alphabet, Cl C	6,189	1,178,633
		2,566,770
Consumer Discretionary — 11.7%
Amazon.com *	14,219	3,119,507
Booking Holdings	101	501,810
Home Depot	1,360	529,026
NIKE, Cl B	5,416	409,829
		4,560,172
Consumer Staples — 13.4%
Brown-Forman, Cl B	14,556	552,837
Casey's General Stores	1,795	711,233
Coca-Cola	30,027	1,869,481
Mondelez International, Cl A	15,949	952,634
PepsiCo	7,310	1,111,558
		5,197,743
Financials — 15.8%
Berkshire Hathaway, Cl B *	1,145	519,006
CME Group, Cl A	5,952	1,382,233
Intercontinental Exchange	11,331	1,688,432

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel U.S. EQUITY FUND DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Mastercard, Cl A	3,371	$1,775,068
Progressive	3,240	776,336
		6,141,075
Health Care — 15.9%
Abbott Laboratories	11,747	1,328,703
Becton Dickinson	5,988	1,358,498
Boston Scientific *	9,832	878,194
IDEXX Laboratories *	1,717	709,876
Thermo Fisher Scientific	1,763	917,166
Zoetis, Cl A	5,983	974,810
		6,167,247
Industrials — 5.6%
Copart *	11,337	650,630
Ferguson Enterprises	2,830	491,203
Union Pacific	4,470	1,019,339
		2,161,172
Information Technology — 18.9%
Adobe *	2,518	1,119,704
Amphenol, Cl A	7,468	518,653
Intuit	1,972	1,239,402
Keysight Technologies *	2,865	460,205
KLA	612	385,633
Microsoft	5,534	2,332,581
ServiceNow *	427	452,671
Synopsys *	1,685	817,832
		7,326,681
Materials — 4.9%
CRH	8,412	778,279
Ecolab	2,094	490,666
Vulcan Materials	2,401	617,609
		1,886,554

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel U.S. EQUITY FUND DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Real Estate — 1.9%
American Tower	4,137	$758,767

		36,766,181

TOTAL COMMON STOCK
(Cost $28,906,682)		39,239,996

TOTAL INVESTMENTS — 101.1%
(Cost $28,906,682)		$39,239,996

Percentages are based on Net Assets of $38,812,732.
*	Non-income producing security.

VON-QH-002-0100

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel GLOBAL ENIVIROMENTAL CHANGE FUND DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%

	Shares	Value
AUSTRIA — 1.0%
ANDRITZ	2,446	$124,154

CANADA — 3.5%
Stantec	2,631	206,424
West Fraser Timber	2,359	204,399
		410,823
CHINA — 4.1%
BYD, Cl H	3,500	120,142
Contemporary Amperex Technology, Cl A	3,800	138,480
NXP Semiconductors	1,079	224,270
		482,892
DENMARK — 0.7%
Vestas Wind Systems *	5,777	79,243

FRANCE — 9.2%
Air Liquide	1,422	231,140
Alstom *	10,343	230,989
Cie de Saint-Gobain	3,372	299,341
Schneider Electric	888	221,588
Veolia Environnement	4,014	112,721
		1,095,779
GERMANY — 2.7%
KION Group	2,823	93,208
Siemens	1,157	225,609
		318,817
ITALY — 3.2%
Prysmian	5,908	378,091

JAPAN — 4.6%
Daifuku	10,195	209,456
East Japan Railway	9,656	171,016
Murata Manufacturing	10,712	169,944
		550,416

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel GLOBAL ENIVIROMENTAL CHANGE FUND DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — 2.7%
ASM International	215	$124,449
ASML Holding	284	199,661
		324,110
SPAIN — 3.5%
EDP Renovaveis	9,353	97,271
Iberdrola	23,186	319,429
		416,700
TAIWAN — 3.3%
Chroma ATE	13,145	163,989
Delta Electronics	17,000	223,231
		387,220
UNITED KINGDOM — 3.9%
Intertek Group	2,030	120,155
National Grid	20,012	238,002
Spirax Group	1,152	98,862
		457,019
UNITED STATES — 57.4%
A O Smith	2,005	136,761
American Water Works	1,851	230,431
ANSYS *	763	257,383
Applied Materials	1,865	303,305
Autodesk *	688	203,352
Cadence Design Systems *	777	233,457
Carrier Global	2,618	178,705
Clean Harbors *	1,054	242,568
Ecolab	985	230,805
Ferguson Enterprises	1,177	204,292
First Solar *	465	81,951
HA Sustainable Infrastructure Capital	5,102	136,887
Hubbell, Cl B	288	120,640
Itron *	1,753	190,341
Johnson Controls International	1,679	132,524
Linde	877	367,174
LKQ	2,813	103,378
MasTec *	1,567	213,331
NextEra Energy	3,504	251,202

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel GLOBAL ENIVIROMENTAL CHANGE FUND DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
nVent Electric	2,359	$160,789
Power Integrations	1,630	100,571
PTC *	860	158,128
Quanta Services	984	310,993
Regal Rexnord	1,342	208,184
Roper Technologies	507	263,564
Smurfit WestRock	3,458	186,842
Smurfit WestRock	832	44,811
Synopsys *	460	223,266
Trane Technologies	536	197,972
Trimble *	2,905	205,267
Union Pacific	1,030	234,881
Universal Display	733	107,165
Veralto	1,534	156,238
Xylem	2,070	240,161
Zebra Technologies, Cl A *	509	196,586
		6,813,905
TOTAL COMMON STOCK
(Cost $10,223,696)		11,839,169

TOTAL INVESTMENTS — 99.8%
(Cost $10,223,696)		$11,839,169

Percentages are based on Net Assets of $11,863,608.
*	Non-income producing security.

VON-QH-002-0100

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel DECEMBER 31, 2024 (Unaudited)

GLOSSARY: (abbreviations which may be used in the preceding Schedules of Investments):

Cl — Class